Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2014
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	June 30,	December 31,
	2014	2013
Bank deposits	$10,179,342	$1,578,903
Money market funds	72,076	1,396,934
Total	$10,251,418	$2,975,837